Warrants (Tables) (Warrant [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average assumptions utilized in fair value calculations for warrants granted

	Six Months Ended	Six Months Ended
	June 30, 2013	June 30, 2012
Expected dividend yield	0%	0%
Expected stock price volatility	93-108%	97-98%
Risk-free interest rate	.14–2.60%	2.32-3.03%
Expected life of warrants	.6-9.6 years	7.8-9.9 years

	Year ended	Year ended
	December 31, 2012	December 31, 2011
Expected dividend yield	0%	0%
Expected stock price volatility	105-113%	95-98%
Risk-free interest rate	2.06-3.03%	2.34-4.24%
Expected life of warrants	7.3-9.8 Years	8.3-9.9 Years

Summary of status of Company's warrant granted

	Number of Shares Remaining Warrants	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	2,954,250	$3.80
Warrants granted during 2013	1,657,017	$.95
Outstanding at June 30,2013	4,611,267	$2.42	7.31 years	$0
Exercisable at June 30,2013	2,150,625	$3.10	5.12 years	$0

	Number of Shares Remaining Warrants	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	1,651,250	$5.61	8.3
Warrants granted during 2012	1,303,000	1.94	9.5
Warrants expired/cancelled during 2012	0

Outstanding at December 31, 2012	2,954,250	$3.80	8.5	$0
Exercisable at December 31, 2012	1,492,000	$4.76	7.3	$0